Retirement Benefits (Details 3)	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Weighted-average assumptions used to determine benefit obligations at December 31
Discount rate	5.00%	5.66%
Rate of compensation increase	5.00%	5.00%
Postretirement Benefits [Member]
Weighted-average assumptions used to determine benefit obligations at December 31
Discount rate	4.84%	5.52%
Rate of compensation increase	5.00%	5.00%